Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2017
Nature of Business and Organization [Abstract]
Schedule of consolidated financial statements reflect the activities of Golden Bull Cayman

Name	Background	Ownership
Golden Bull BVI	A British Virgin Islands company Incorporated on February 27, 2017	100%
Golden Bull HK	A Hong Kong company Incorporated on January 24, 2017	100% owned by Golden Bull BVI
Golden Bull WFOE	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on June 8, 2017	100% owned by Golden Bull HK
Shanghai Dianniu	A PRC limited liability company Incorporated on November 17, 2015 Services for online marketplace connecting borrowers and lenders.	VIE of Golden Bull WFOE
Shanghai Baoxun	A PRC limited liability company Incorporated on January 22, 2016 Design and production of online advertisement and marketing survey services for online marketplace.	VIE of Golden Bull WOFE